IFRS 7 Disclosure - Liquidity and Funding Risk - Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	$ 1,231,687	$ 1,208,814
Acceptances	21,745	17,872
Obligations related to securities sold short	33,651	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	335,238	273,947
Other liabilities	96,170	95,235
Lease liabilities	4,764	5,110
Subordinated debentures	11,386	10,025
Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,235,897	1,219,996
Acceptances	21,745	17,872
Obligations related to securities sold short	33,741	35,395
Obligations related to assets sold under repurchase agreements and securities loaned	334,814	274,071
Other liabilities	68,856	72,048
Lease liabilities	4,764	5,110
Subordinated debentures	11,396	10,036
Financial liabilities	1,711,213	1,634,528
Off-balance sheet items	379,929	353,963
Total financial liabilities and off-balance sheet items	2,091,142	1,988,491
Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	23,314	20,291
Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	422	456
Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	356,193	333,216
On demand [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	510,868	562,288
Acceptances	0	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	23,381	16,367
Other liabilities	608	508
Lease liabilities	0	0
Subordinated debentures	0	0
Financial liabilities	534,857	579,163
Off-balance sheet items	28,925	304,895
Total financial liabilities and off-balance sheet items	563,782	884,058
On demand [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	23,308	20,289
On demand [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
On demand [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	5,617	284,606
Under 1 year [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	991,484	1,023,324
Acceptances	21,740	17,872
Obligations related to securities sold short	32,602	34,105
Obligations related to assets sold under repurchase agreements and securities loaned	334,959	273,001
Other liabilities	69,187	71,689
Subordinated debentures		110
Under 1 year [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	482,738	463,711
Acceptances	21,740	17,872
Obligations related to securities sold short	33,741	35,395
Obligations related to assets sold under repurchase agreements and securities loaned	311,154	256,756
Other liabilities	54,844	61,420
Lease liabilities	653	654
Subordinated debentures	0	110
Financial liabilities	904,870	835,918
Off-balance sheet items	114,558	48,648
Total financial liabilities and off-balance sheet items	1,019,428	884,566
Under 1 year [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	2	2
Under 1 year [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	61	73
Under 1 year [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	114,495	48,573
1 to 2 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	74,465	50,169
Acceptances	0	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	279	948
Other liabilities	284	220
Lease liabilities	621	630
Subordinated debentures	0	0
Financial liabilities	75,649	51,967
Off-balance sheet items	48,907	61
Total financial liabilities and off-balance sheet items	124,556	52,028
1 to 2 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	4	0
1 to 2 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	55	60
1 to 2 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	48,848	1
2 years to 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	124,906	106,568
Acceptances	5	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	0	0
Other liabilities	657	709
Lease liabilities	1,519	1,609
Subordinated debentures	1,939	1,884
Financial liabilities	129,026	110,770
Off-balance sheet items	178,176	172
Total financial liabilities and off-balance sheet items	307,202	110,942
2 years to 5 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
2 years to 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	128	136
2 years to 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	178,048	36
Over 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	42,920	37,260
Acceptances	0	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	0	0
Other liabilities	12,463	9,191
Lease liabilities	1,971	2,217
Subordinated debentures	9,457	8,042
Financial liabilities	66,811	56,710
Off-balance sheet items	9,363	187
Total financial liabilities and off-balance sheet items	76,174	56,897
Over 5 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
Over 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	178	187
Over 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	$ 9,185	$ 0